Leases (Details) - Schedule of Total Future Minimum Lease Payments $ in Thousands	Dec. 31, 2023 MXN ($)
Leases (Details) - Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	$ 511,591
2024 [Member]
Leases (Details) - Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	140,942
2025 [Member]
Leases (Details) - Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	111,495
2026 [Member]
Leases (Details) - Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	71,639
2027 [Member]
Leases (Details) - Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	40,974
2028-2034 [Member]
Leases (Details) - Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	$ 146,541